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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/06

ELFUN TRUSTS

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2006 (UNAUDITED)

                                                                                NUMBER OF
                                                                                  SHARES                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.2%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 18.2%
Bed Bath & Beyond, Inc.                                                          800,000                           $ 26,536 (a)
Carnival Corp.                                                                 1,550,000                             64,697
Comcast Corp. (Class A)                                                        2,140,000                             70,149 (a)
Liberty Global, Inc. (Series A)                                                  826,420                             17,768 (a)
Liberty Global, Inc. (Series C)                                                1,800,000                             37,026 (a)
Liberty Media Holding Corp - Capital (Series A)                                  455,000                             38,115 (a)
Liberty Media Holding Corp - Interactive (Series A)                            2,275,000                             39,266 (a)
News Corp. (Class A)                                                             800,000                             15,344
Omnicom Group, Inc.                                                               90,000                              8,018
Target Corp.                                                                     340,000                             16,616
The Home Depot, Inc.                                                           1,840,000                             65,854
                                                                                                                    399,389

CONSUMER STAPLES - 2.7%
Colgate-Palmolive Co.                                                            240,000                             14,376
PepsiCo, Inc.                                                                    760,000                             45,630
                                                                                                                     60,006

ENERGY - 7.5%
Baker Hughes Incorporated                                                        200,000                             16,370
Exxon Mobil Corp.                                                                760,000                             46,626
Schlumberger Ltd.                                                              1,375,000                             89,526
Transocean Inc.                                                                  150,000                             12,048 (a)
                                                                                                                    164,570

FINANCIALS - 16.8%
AFLAC Incorporated                                                               620,000                             28,737
Alleghany Corp.                                                                   37,884                             10,470 (a)
American International Group, Inc.                                               330,000                             19,486
Berkshire Hathaway, Inc. (Class B)                                                14,000                             42,602 (a)
CB Richard Ellis Group, Inc. (Class A)                                           345,000                              8,590 (a)
Citigroup, Inc.                                                                1,100,000                             53,064
Federal National Mortgage Assoc.                                               1,100,000                             52,910
Metlife, Inc.                                                                     80,000                              4,097
SLM Corp.                                                                      1,100,000                             58,212
State Street Corp.                                                             1,540,000                             89,459 (b)
                                                                                                                    367,627

HEALTHCARE - 19.1%
Abbott Laboratories                                                              600,000                             26,166
Amgen, Inc.                                                                    1,170,000                             76,319 (a)
Cardinal Health, Inc.                                                             65,000                              4,182
DENTSPLY International, Inc.                                                      40,000                              2,424
Johnson & Johnson                                                              1,290,000                             77,297
LIncare Holdings Inc.                                                          1,330,000                             50,327 (a)
Medtronic Inc.                                                                   700,000                             32,844
Pfizer Inc.                                                                    2,750,000                             64,543
UnitedHealth Group Incorporated                                                1,000,000                             44,780
Wyeth                                                                            280,000                             12,435
Zimmer Holdings, Inc.                                                            475,000                             26,942 (a)
                                                                                                                    418,259

INDUSTRIALS - 4.6%
Dover Corp.                                                                    1,880,000                             92,928
Iron Mountain Incorporated                                                       125,000                              4,673 (a)
Stericycle, Inc.                                                                  35,000                              2,279 (a)
                                                                                                                     99,880

INFORMATION TECHNOLOGY - 24.6%
Analog Devices, Inc.                                                             700,000                             22,498
Automatic Data Processing, Inc.                                                  680,000                             30,838
Checkfree Corp.                                                                  130,000                              6,443 (a)
Cisco Systems, Inc.                                                            1,900,000                             37,107 (a)
Cogent, Inc.                                                                      75,000                              1,130 (a)
Dell, Inc.                                                                     1,100,000                             26,851 (a)
eBay, Inc.                                                                       775,000                             22,700 (a)
EMC Corporation                                                                  400,000                              4,388 (a)
First Data Corp.                                                               2,150,000                             96,836 (c)
Intuit Inc.                                                                    1,435,000                             86,660 (a)
Linear Technology Corp.                                                          370,000                             12,391
Microsoft Corp.                                                                2,450,000                             57,085
Molex, Inc. (Class A)                                                          2,280,000                             65,504
Paychex, Inc.                                                                    530,000                             20,659
QUALCOMM, Inc.                                                                   440,000                             17,631
Yahoo! Inc.                                                                      890,000                             29,370 (a)
                                                                                                                    538,091

MATERIALS - 2.3%
Monsanto Co.                                                                     600,000                             50,514

TELECOMMUNICATION SERVICES - 1.4%
American Tower Corp. (Class A)                                                   100,000                              3,112 (a)
Vodafone Group PLC ADR                                                         1,300,000                             27,690
                                                                                                                     30,802

TOTAL INVESTMENTS IN SECURITIES                                                                                   2,129,138
(COST $1,446,261)

SHORT-TERM INVESTMENTS - 2.8%
GEI Short Term Investment Fund
6.93%                                                                         60,653,020                             60,653 (d,l)
(COST $60,653)

TOTAL INVESTMENTS                                                                                                 2,189,791
(COST $1,506,914)

OTHER ASSETS AND LIABILITIES, NET - 0.0%*                                                                               823

                                                                                                                 ----------
NET ASSETS  - 100.0%                                                                                             $2,190,614
                                                                                                                 ==========


Notes to Schedules of Investments (dollars in thousands)
June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(c) At June 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.



+    Percentages are based on net assets as of June 30, 2006.


            Abbreviations:

ADR         American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 28, 2006